Acquisitions and Divestitures (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Consolidated Pro Forma Operating Results

	Year Ended December 31,
	2013	2012
		(Unaudited)

Pro forma net operating revenues	$12,818,956	$13,120,413
Pro forma net income	217,268	258,019
Pro forma net income per share:
Basic	$1.52	$2.89
Diluted	$1.51	$2.87

Schedule of Net Operating Revenues and Income (Loss) from Discontinued Operations

	Year Ended December 31,
	2013	2012	2011

Net operating revenues	$178,737	$196,249	$343,028
Loss from operations of entities sold or held for sale
before income taxes	(32,259)	(18,804)	(23,300)
Impairment of hospitals sold or held for sale	(8,000)	-	(51,695)
Loss on sale, net	-	-	(4,301)
Loss from discontinued operations, before taxes	(40,259)	(18,804)	(79,296)
Income tax benefit	(15,084)	(6,787)	(14,055)
Loss from discontinued operations, net of taxes	$(25,175)	$(12,017)	$(65,241)

Hospitals and Significant Practices Acquired [Member]
Schedule of Purchase Price Allocation

	2013	2012

Current assets	N/A	$46,207
Property and equipment	N/A	178,836
Goodwill	N/A	106,269
Intangible assets	N/A	2,522
Other long-term assets	N/A	490
Liabilities	N/A	34,463